Leases - Future Minimum Lease Payments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	¥ 32,804
2021	29,425
2022	26,323
2023	22,783
2024 and thereafter	0
Total undiscounted cash flows	111,335
Less: imputed interest	(9,347)
Total	¥ 101,988	¥ 91,654